Note 6 - Stock-based Compensation (Details) - Stock Option Activity - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding, Shares	5,067	5,283
Outstanding, Average Exercise Price	$ 11.70	$ 11.69
Outstanding, Contractual Life	5 years 146 days	6 years 131 days
Outstanding, Intrinsic Value	$ 21,395	$ 65,351
Exercisable at December 31, 2014	5,024
Exercisable at December 31, 2014	$ 11.65
Exercisable at December 31, 2014	5 years 138 days
Exercisable at December 31, 2014	$ 21,395
Exercised	(159)
Exercised	$ 5.23
Forfeited	(57)
Forfeited	$ 29.00